Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions

NOTE 5. Party-in-Interest Transactions

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer and certain others.

Certain Plan investments are shares of registered investment companies (mutual funds) managed by Fidelity Investments, an affiliate of Fidelity Management Trust Company. Fidelity Management Trust Company is the trustee as defined by the Plan. Accordingly, these investments qualify as party-in-interest investments. Professional fees and administrative fees paid by the Plan in 2025 also qualify as party-in-interest transactions. The investment in ACCO Brands Corporation common stock ("ACCO stock"), including dividends, is also a party-in-interest investment. As of December 31, 2025 and 2024, the value of the ACCO stock held by the Plan within the ACCO Brands Common Stock Fund was $1,222,525 and $1,747,813, respectively, and the number of shares held was 327,755 and 332,917, respectively.

Participants in the Plan are permitted to borrow funds from their vested balance as described in "Note 1. Description of the Plan." These transactions qualify as party-in-interest transactions. Actual fees paid by the Plan for investment advisory and consulting services, also qualify as party-in-interest transactions and are included in administrative expenses in the accompanying financial statements.